Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222695
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%	5.62%
Without Sales Load [Member] | C000222694
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%	5.79%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%	6.15%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%	6.15%